UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3723

Fidelity New York Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2009

Item 1. Reports to Stockholders

Fidelity®
New York Municipal Income
Fund

Semiannual Report

July 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009 to July 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Class A	.79%
Actual		$ 1,000.00	$ 1,037.30	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96
Class T	.75%
Actual		$ 1,000.00	$ 1,037.50	$ 3.79
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Class B	1.45%
Actual		$ 1,000.00	$ 1,034.80	$ 7.32
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Class C	1.55%
Actual		$ 1,000.00	$ 1,033.40	$ 7.81
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
New York Municipal Income	.49%
Actual		$ 1,000.00	$ 1,039.70	$ 2.48
HypotheticalA		$ 1,000.00	$ 1,022.36	$ 2.46
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,038.70	$ 2.68
HypotheticalA		$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.9	37.0
Special Tax	23.0	21.7
Transportation	13.1	12.4
Water & Sewer	9.9	10.1
Education	7.9	7.9
Weighted Average Maturity as of July 31, 2009
		6 months ago
Years	10.0	12.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of July 31, 2009
6 months ago
Years	8.5	8.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of July 31, 2009	As of January 31, 2009
AAA 9.8%	AAA 7.1%
AA,A 80.6%	AA,A 81.4%
BBB 6.0%	BBB 9.2%
BB and Below 0.4%	BB and Below 1.0%
Not Rated 0.4%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 2.8%	Short-Term Investments and Net Other Assets 0.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.2%
	Principal Amount (000s)	Value (000s)
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. Series 2005, 6% 7/1/25	$ 1,100	$ 985
New York - 92.8%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	3,000	2,937
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.):
Series 2007 A1, 5% 8/1/12	500	508
Series 2007 A2, 5% 8/1/11	750	762
Erie County Gen. Oblig. Series 2002 A:
5% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,625	2,757
5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680	1,753
5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,036
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,484
5.75% 5/1/20 (FSA Insured)	1,400	1,467
5.75% 5/1/21	1,755	1,834
5.75% 5/1/22	4,900	5,105
5.75% 5/1/23	1,000	1,042
Series 2004:
5.75% 5/1/17	5,950	6,530
5.75% 5/1/19 (FSA Insured)	5,000	5,408
5.75% 5/1/23 (FSA Insured)	9,620	10,245
5.75% 5/1/25 (FSA Insured)	2,000	2,116
5.75% 5/1/26	8,985	9,463
Series 2007 A, 5.75% 5/1/27	5,000	5,274
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series 2003 A, 5.375% 2/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,485	3,546
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/14	1,000	1,109
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,669
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) Series 2001, 5% 12/1/10 (a)	7,000	7,021
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	2,010	1,370
Series 2006 A, 5.25% 12/1/20 (FGIC Insured)	17,780	18,470
Series 2006 E, 5% 12/1/17	10,000	10,642
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.: - continued
Series 2009 A:
5.75% 4/1/39	$ 6,500	$ 6,773
6.25% 4/1/33	1,655	1,805
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A:
5.5% 7/1/20	3,000	3,099
5.75% 7/1/31	3,025	3,105
Series 2002 B:
5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,112
5.5% 7/1/23	5,000	5,122
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (c)	3,000	3,304
Monroe County Arpt. Auth. Arpt. Rev. Series 2004, 5.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000	1,031
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.) Series 2005:
5% 8/1/11	1,510	1,538
5% 8/1/13	1,650	1,679
(Nazareth College Rochester Proj.) Series 2001, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,036
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	75	78
Series 2001 B, 5.875% 11/1/11	540	563
Series 2001 C, 5.625% 11/1/10	270	273
Series 2001 D, 5.625% 11/1/10	1,225	1,279
New York City Gen. Oblig.:
Series 1997 B, 6.5% 8/15/11	1,000	1,097
Series 2000 A, 6.5% 5/15/11	195	204
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,736
Series 2002 A, 5.75% 8/1/14	5,000	5,503
Series 2002 A1, 5.25% 11/1/14	1,350	1,468
Series 2002 B:
5.75% 8/1/14	3,000	3,302
5.75% 8/1/15	3,500	3,838
Series 2003 A:
5.5% 8/1/14	3,205	3,561
5.5% 8/1/20	7,000	7,418
Series 2003 E, 5.25% 8/1/14	3,390	3,728
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2003 J:
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,575	$ 3,846
5.5% 6/1/19	2,395	2,559
5.5% 6/1/20 (AMBAC Insured)	6,000	6,359
Series 2004 B, 5.25% 8/1/15	9,855	10,909
Series 2005 F, 5.25% 8/1/12	2,000	2,123
Series 2005 G:
5.25% 8/1/16	9,010	10,129
5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,310
Series 2005 O, 5% 6/1/22	5,000	5,168
Series 2006 A, 5% 8/1/19	3,000	3,180
Series 2008 A1, 5.25% 8/15/27	15,000	15,590
Series 2008 D1, 5.125% 12/1/23	5,000	5,236
Series I-1, 5% 4/1/17	7,215	7,866
New York City Health & Hosp. Corp. Rev.:
Series 2002 A:
5.5% 2/15/16 (FSA Insured)	2,605	2,748
5.5% 2/15/17 (FSA Insured)	3,000	3,144
5.5% 2/15/18 (FSA Insured)	2,500	2,605
5.5% 2/15/19 (FSA Insured)	1,250	1,296
Series 2008 A, 5.5% 2/15/21	9,630	10,159
New York City Indl. Dev. Agcy. Civic Facility Rev. (Spence School, Inc. Proj.) Series 2002, 5% 7/1/27	3,255	3,308
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (b)	1,575	1,575
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 C, 5.125% 6/15/33	3,960	3,983
Series 2002 A:
5% 6/15/32	5,000	5,009
5.125% 6/15/34	16,500	16,584
Series 2002 G:
5.125% 6/15/32	3,000	3,015
5.125% 6/15/32 (FGIC Insured)	4,750	4,774
Series 2003 A, 5.125% 6/15/34	4,200	4,221
Series 2003 E:
5% 6/15/34	2,000	2,001
5% 6/15/38	2,975	2,943
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2005 D:
5% 6/15/37	$ 16,090	$ 15,969
5% 6/15/38	20,050	19,837
5% 6/15/39	3,755	3,703
5% 6/15/39	2,800	2,761
Series 2008 AA, 5% 6/15/27	10,000	10,368
Series 2009 A, 5.75% 6/15/40	9,800	10,436
Series 2009 DD, 6% 6/15/40	1,060	1,152
Series GG, 5.25% 6/15/40	10,000	10,122
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	3,000	2,897
Series 2008 S1, 5% 1/15/34	10,000	9,618
Series 2009 S1:
5.5% 7/15/31	5,000	5,164
5.5% 7/15/38	2,900	2,957
5.625% 7/15/38	2,900	2,983
Series 2009 S2, 6% 7/15/38	7,500	7,914
Series 2009 S3, 5.375% 1/15/34	3,935	3,977
Series 2009 S4:
5.5% 1/15/34	1,000	1,024
5.5% 1/15/39	4,000	4,062
5.75% 1/15/39	2,900	3,009
Series 2009 S5, 5.25% 1/15/39	10,000	9,940
New York City Transitional Fin. Auth. Rev.:
Series 2001 C, 5.375% 2/1/17	1,000	1,059
Series 2002 A, 5.375% 11/15/21	1,100	1,164
Series 2003 D:
5% 2/1/31	20,025	20,190
5.25% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,385	10,047
5.25% 2/1/19	8,075	8,519
5.25% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,246
Series 2004 B:
5% 8/1/32	5,000	5,029
5.25% 8/1/19	3,000	3,223
Series 2004 C:
5% 2/1/28	15,000	15,351
5% 2/1/33 (FGIC Insured)	7,350	7,359
Series A, 5.5% 11/15/17 (FGIC Insured)	6,725	7,268
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Trust Cultural Resources Rev.:
(Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	$ 3,200	$ 3,243
(The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (a)	4,000	4,056
New York Convention Ctr. Dev. Corp. Rev. Series 2005, 5% 11/15/44	48,000	40,992
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2005 B, 5.5% 3/15/22	7,025	8,083
Series 2006 D, 5% 3/15/36	3,320	3,300
Series 2008 B:
5.25% 3/15/38	1,500	1,526
5.75% 3/15/36	8,000	8,554
Series 2006 C, 5% 12/15/31	10,000	10,098
Series 2009 A, 5% 2/15/34	14,500	14,522
Series A, 5% 2/15/39	19,705	19,435
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	6,000	6,457
5.75% 7/1/13 (AMBAC Insured)	3,000	3,229
Series C, 7.5% 7/1/10	1,410	1,441
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	2,193
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,877
(Cornell Univ. Proj.) Series 2009 A:
5% 7/1/22	1,730	1,920
5% 7/1/23	1,315	1,448
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	2,385	2,411
5.85% 8/1/40	9,500	9,662
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	13,000	14,008
5.5% 5/15/21 (AMBAC Insured)	10,000	10,679
5.5% 5/15/28	2,700	2,843
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	2,240	2,393
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/13	$ 1,930	$ 1,962
5% 7/1/14	2,510	2,534
Series 2007 A:
5% 7/1/10	1,000	1,011
5% 7/1/11	1,365	1,389
5% 7/1/12	1,530	1,560
(New York Univ. Proj.):
Series 1998 A, 5.75% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	12,603
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,264
Series 2001 2:
5.5% 7/1/17 (AMBAC Insured)	755	791
5.5% 7/1/19 (AMBAC Insured)	1,705	1,774
5.5% 7/1/20 (AMBAC Insured)	860	893
Series 2008 A, 5.25% 7/1/48	11,260	11,022
Series 2008 B, 5.25% 7/1/48	8,000	7,831
(North Shore Univ. Hosp. Proj.):
Series 2007 A:
5% 5/1/19	2,000	2,048
5% 5/1/21	1,315	1,301
Series 1998, 5.5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,566
(Orange Reg'l. Med. Ctr. Proj.) Series 2008:
5.5% 12/1/12	3,125	3,062
6.125% 12/1/29	1,000	795
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,825	11,433
Series 2002 E, 5.75% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,568
Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,811
Series 2002 I, 5.75% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500	541
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,915	18,750
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	7,000	7,541
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 8,855	$ 9,696
Series B, 7.5% 5/15/11	1,035	1,140
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,000	2,043
5.5% 3/1/39	2,500	2,485
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,261
5% 7/1/39	19,005	18,319
(Upstate Cmnty. Colleges Proj.) Series 2005 B, 5.5% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,090	11,100
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series 2003 A:
6% 7/1/14	1,095	1,131
6% 7/1/15	1,160	1,187
6% 7/1/16	1,230	1,250
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/16 (AMBAC Insured)	670	702
5.375% 7/1/17 (AMBAC Insured)	370	387
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (c)	630	642
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,260	32,595
Series 2002 B:
5.25%, tender 5/15/12 (a)	10,415	11,135
6% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,775	2,957
6% 10/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,888
6%, tender 5/15/12 (a)	11,000	11,980
Series 2005 B:
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,486
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,808
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,894
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,051
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002 B, 5.25% 6/15/16	$ 500	$ 549
Series 2002 D:
5% 6/15/20	9,000	9,502
5.125% 6/15/31	6,900	7,049
Series 2002 G, 5.25% 10/15/20	1,255	1,301
Series 2004 F, 5% 6/15/34	4,825	4,885
Series 2003 I, 5% 6/15/24	2,000	2,091
Series 2004 D, 5% 2/15/34	12,150	12,306
Series 2005 B, 5.5% 10/15/21	3,985	4,714
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 1996 C, 5.85% 7/15/15	30	30
Series A, 7% 6/15/12	190	190
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series 1993 B, 5.2% 5/15/14	1,115	1,239
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	10,000	10,013
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2002 A, 5.5% 11/15/26	13,575	14,038
Series 2009 A:
5.5% 11/15/39	10,400	10,611
5.625% 11/15/39	6,000	6,176
Series B, 5% 11/15/34	19,560	19,282
New York Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	10,000	10,148
Series 2003 A, 5.5% 11/15/19 (FGIC Insured)	5,000	5,386
Series 2003 B, 5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,171
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,198
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,056
Series 2007 B:
5% 11/15/26	8,185	8,166
5% 11/15/28	2,235	2,208
Series 2008 A, 5.25% 11/15/36	15,000	14,658
Series 2008 C, 6.5% 11/15/28	9,445	10,486
New York Pwr. Auth. Series 2000 A, 5.25% 11/15/40	25,860	25,924
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	$ 4,355	$ 4,608
New York State Dorm. Auth. Lease Rev. Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (a)	10,000	10,716
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2004 A, 4.875%, tender 1/4/10 (a)	4,750	4,750
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,835	1,933
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	2,792
5.25% 1/1/27	6,570	6,816
Series 2007 H:
5% 1/1/21	5,755	6,179
5% 1/1/25	13,000	13,515
5% 1/1/26	4,000	4,130
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B:
5% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,660	10,630
5.5% 4/1/20 (AMBAC Insured)	43,375	49,950
Series 2007 B, 5% 4/1/27	6,750	6,913
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A:
5.25% 3/15/24	4,180	4,491
5.25% 3/15/25	8,000	8,510
5.25% 3/15/26	12,080	12,765
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/15	6,200	6,690
New York Urban Dev. Corp. Correctional Youth Facilities Svc. Series 2002 A, 5.5%, tender 1/1/11 (a)	1,880	1,968
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	10,408
(State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,700
Series 2004 A2, 5.5% 3/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	23,000	26,316
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	6,480
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Urban Dev. Corp. Rev.: - continued
Series 2007 A:
5% 1/1/24 (FSA Insured)	$ 5,975	$ 6,237
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/10 (Escrowed to Maturity) (c)	95	99
7.5% 3/1/11 (Escrowed to Maturity) (c)	105	116
7.5% 3/1/16 (Escrowed to Maturity) (c)	90	119
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	1,184
7.5% 3/1/17 (Escrowed to Maturity) (c)	100	135
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,353
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,034
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,077
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.):
Series 2004 A, 5% 12/1/10	895	898
Series 2007 B, 5.25% 12/1/32	680	576
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,124
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series 2002 B, 6% 11/1/22	4,305	4,335
Taconic Hills Central School District at Craryville Series 2002, 5% 6/15/16 (FGIC Insured)	1,130	1,193
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,335
5.25% 6/1/22 (AMBAC Insured)	5,270	5,376
5.5% 6/1/14	3,330	3,334
5.5% 6/1/15	6,700	6,834
5.5% 6/1/16	17,500	17,810
5.5% 6/1/17	7,000	7,201
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,111
5.5% 6/1/19	4,600	4,809
Series 2003B 1C:
5.5% 6/1/14	5,000	5,005
5.5% 6/1/15	11,800	12,036
5.5% 6/1/17	5,700	5,864
5.5% 6/1/18	3,800	3,940
5.5% 6/1/19	13,620	14,238
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003B 1C:
5.5% 6/1/21	$ 12,070	$ 12,493
5.5% 6/1/22	9,700	9,995
Series 2003B C1:
5.5% 6/1/16	10,040	10,366
5.5% 6/1/20	16,000	16,652
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	1,705	1,749
(MTA Bridges and Tunnels Proj.):
Series 2006 A, 5% 11/15/31	4,375	4,417
Series 2007 A, 5% 11/15/27	6,410	6,656
Series 2008 A:
5% 11/15/37	13,000	12,902
5.25% 11/15/38	14,500	14,733
Series 2008 C, 5% 11/15/38	3,000	2,968
Series 2001 A:
5% 1/1/32	3,010	3,014
5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455	1,460
Series 2002 A, 5.25% 1/1/19	1,100	1,168
		1,548,458
New York & New Jersey - 3.2%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000	3,010
126th Series, 5.25% 5/15/37 (FGIC Insured) (b)	4,175	3,801
134th Series, 5% 1/15/39	10,000	9,939
136th Series, 5.25% 11/1/16 (b)	4,510	4,728
138th Series, 5% 12/1/13 (b)	4,500	4,763
141st Series:
5% 9/1/18 (b)	6,045	6,152
5% 9/1/21 (CIFG North America Insured) (b)	4,600	4,596
147th Series, 5% 10/15/17 (b)	5,000	5,214
85th Series, 5.375% 3/1/28	6,205	6,887
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,000	5,020
		54,110
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - 1.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	$ 3,000	$ 2,856
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/27	1,000	917
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,150	4,083
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,977
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,557
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,051
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,057
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	9,000	1,156
		17,654
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $1,628,969)	1,621,207
NET OTHER ASSETS - 2.8%	46,935
NET ASSETS - 100%	$ 1,668,142
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	33.9%
Special Tax	23.0%
Transportation	13.1%
Water & Sewer	9.9%
Education	7.9%
Others* (individually less than 5%)	12.2%
100.0%
*Includes net other assets
Income Tax Information
At January 31, 2009, the fund had a capital loss carryforward of approximately $426,000 all of which will expire on January 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,628,969)		$ 1,621,207
Cash		27,861
Receivable for fund shares sold		3,644
Interest receivable		19,007
Prepaid expenses		5
Receivable from investment adviser for expense reductions		1
Other receivables		7
Total assets		1,671,732

Liabilities
Payable for fund shares redeemed	$ 1,303
Distributions payable	1,360
Accrued management fee	505
Transfer agent fee payable	196
Distribution fees payable	32
Other affiliated payables	52
Other payables and accrued expenses	142
Total liabilities		3,590

Net Assets		$ 1,668,142
Net Assets consist of:
Paid in capital		$ 1,677,527
Undistributed net investment income		130
Accumulated undistributed net realized gain (loss) on investments		(1,753)
Net unrealized appreciation (depreciation) on investments		(7,762)
Net Assets		$ 1,668,142

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($27,864 ÷ 2,228.7 shares)	$ 12.50

Maximum offering price per share (100/96.00 of $12.50)	$ 13.02
Class T: Net Asset Value and redemption price per share ($8,676 ÷ 693.3 shares)	$ 12.51

Maximum offering price per share (100/96.00 of $12.51)	$ 13.03
Class B: Net Asset Value and offering price per share ($6,916 ÷ 553.3 shares)A	$ 12.50

Class C: Net Asset Value and offering price per share ($24,331 ÷ 1,946.1 shares)A	$ 12.50

New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,593,449 ÷ 127,414.4 shares)	$ 12.51

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,905.6 ÷ 552.7 shares)	$ 12.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended July 31, 2009 (Unaudited)

Investment Income
Interest		$ 34,611

Expenses
Management fee	$ 2,907
Transfer agent fees	571
Distribution fees	181
Accounting fees and expenses	148
Custodian fees and expenses	10
Independent trustees' compensation	3
Registration fees	72
Audit	29
Legal	3
Miscellaneous	119
Total expenses before reductions	4,043
Expense reductions	(15)	4,028
Net investment income		30,583
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,299)
Change in net unrealized appreciation (depreciation) on investment securities		31,013
Net gain (loss)		29,714
Net increase (decrease) in net assets resulting from operations		$ 60,297

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2009 (Unaudited)	Year ended January 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 30,583	$ 59,799
Net realized gain (loss)	(1,299)	(472)
Change in net unrealized appreciation (depreciation)	31,013	(70,422)
Net increase (decrease) in net assets resulting from operations	60,297	(11,095)
Distributions to shareholders from net investment income	(30,575)	(59,779)
Distributions to shareholders from net realized gain	-	(840)
Total distributions	(30,575)	(60,619)
Share transactions - net increase (decrease)	151,144	35,883
Redemption fees	16	62
Total increase (decrease) in net assets	180,882	(35,769)

Net Assets
Beginning of period	1,487,260	1,523,029
End of period (including undistributed net investment income of $130 and undistributed net investment income of $122, respectively)	$ 1,668,142	$ 1,487,260

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.27	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.24
Income from Investment Operations
Net investment income E	.224	.449	.446	.464	.483	.504
Net realized and unrealized gain (loss)	.230	(.521)	.134	.002	(.227)	.101
Total from investment operations	.454	(.072)	.580	.466	.256	.605
Distributions from net investment income	(.224)	(.451)	(.446)	(.464)	(.481)	(.507)
Distributions from net realized gain	-	(.007)	(.034)	(.112)	(.125)	(.178)
Total distributions	(.224)	(.458)	(.480)	(.576)	(.606)	(.685)
Redemption fees added to paid in capital E, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.50	$ 12.27	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Total Return B, C, D	3.73%	(.49)%	4.67%	3.72%	2.00%	4.72%
Ratios to Average Net Assets F
Expenses before reductions	.79% A	.75%	.73%	.66%	.67%	.68%
Expenses net of fee waivers, if any	.79% A	.75%	.73%	.66%	.67%	.68%
Expenses net of all reductions	.79% A	.74%	.70%	.63%	.64%	.67%
Net investment income	3.65% A	3.67%	3.52%	3.65%	3.73%	3.85%
Supplemental Data
Net assets, end of period (in millions)	$ 28	$ 21	$ 13	$ 11	$ 6	$ 6
Portfolio turnover rate	4% A	17%	13%	23%	28%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.28	$ 12.81	$ 12.71	$ 12.82	$ 13.16	$ 13.25
Income from Investment Operations
Net investment income E	.227	.452	.446	.455	.472	.494
Net realized and unrealized gain (loss)	.230	(.520)	.134	.001	(.217)	.090
Total from investment operations	.457	(.068)	.580	.456	.255	.584
Distributions from net investment income	(.227)	(.455)	(.446)	(.454)	(.470)	(.496)
Distributions from net realized gain	-	(.007)	(.034)	(.112)	(.125)	(.178)
Total distributions	(.227)	(.462)	(.480)	(.566)	(.595)	(.674)
Redemption fees added to paid in capital E, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.51	$ 12.28	$ 12.81	$ 12.71	$ 12.82	$ 13.16
Total Return B, C, D	3.75%	(.46)%	4.67%	3.64%	1.99%	4.55%
Ratios to Average Net Assets F
Expenses before reductions	.75% A	.72%	.72%	.74%	.75%	.76%
Expenses net of fee waivers, if any	.75% A	.72%	.72%	.74%	.75%	.76%
Expenses net of all reductions	.74% A	.71%	.70%	.71%	.72%	.75%
Net investment income	3.69% A	3.70%	3.53%	3.57%	3.65%	3.77%
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 8	$ 5	$ 4	$ 3	$ 2
Portfolio turnover rate	4% A	17%	13%	23%	28%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.26	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.24
Income from Investment Operations
Net investment income E	.183	.370	.358	.366	.384	.405
Net realized and unrealized gain (loss)	.241	(.533)	.134	.002	(.227)	.100
Total from investment operations	.424	(.163)	.492	.368	.157	.505
Distributions from net investment income	(.184)	(.370)	(.358)	(.366)	(.382)	(.407)
Distributions from net realized gain	-	(.007)	(.034)	(.112)	(.125)	(.178)
Total distributions	(.184)	(.377)	(.392)	(.478)	(.507)	(.585)
Redemption fees added to paid in capital E, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.50	$ 12.26	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Total Return B, C, D	3.48%	(1.23)%	3.95%	2.93%	1.22%	3.93%
Ratios to Average Net Assets F
Expenses before reductions	1.45% A	1.41%	1.42%	1.43%	1.43%	1.44%
Expenses net of fee waivers, if any	1.45% A	1.41%	1.42%	1.43%	1.43%	1.44%
Expenses net of all reductions	1.45% A	1.40%	1.40%	1.40%	1.41%	1.43%
Net investment income	2.99% A	3.01%	2.83%	2.88%	2.96%	3.09%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 7	$ 8	$ 9	$ 10	$ 10
Portfolio turnover rate	4% A	17%	13%	23%	28%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.27	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.24
Income from Investment Operations
Net investment income E	.177	.357	.347	.355	.373	.394
Net realized and unrealized gain (loss)	.230	(.522)	.134	.002	(.228)	.100
Total from investment operations	.407	(.165)	.481	.357	.145	.494
Distributions from net investment income	(.177)	(.358)	(.347)	(.355)	(.370)	(.396)
Distributions from net realized gain	-	(.007)	(.034)	(.112)	(.125)	(.178)
Total distributions	(.177)	(.365)	(.381)	(.467)	(.495)	(.574)
Redemption fees added to paid in capital E, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.50	$ 12.27	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Total Return B, C, D	3.34%	(1.24)%	3.86%	2.84%	1.14%	3.84%
Ratios to Average Net Assets F
Expenses before reductions	1.56% A	1.51%	1.51%	1.52%	1.52%	1.52%
Expenses net of fee waivers, if any	1.55% A	1.51%	1.51%	1.52%	1.52%	1.52%
Expenses net of all reductions	1.55% A	1.50%	1.48%	1.49%	1.49%	1.51%
Net investment income	2.89% A	2.91%	2.74%	2.79%	2.88%	3.01%
Supplemental Data
Net assets, end of period (in millions)	$ 24	$ 19	$ 16	$ 16	$ 20	$ 16
Portfolio turnover rate	4% A	17%	13%	23%	28%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - New York Municipal Income

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.27	$ 12.81	$ 12.71	$ 12.82	$ 13.16	$ 13.25
Income from Investment Operations
Net investment income D	.242	.486	.479	.488	.508	.530
Net realized and unrealized gain (loss)	.240	(.533)	.134	.001	(.217)	.091
Total from investment operations	.482	(.047)	.613	.489	.291	.621
Distributions from net investment income	(.242)	(.486)	(.479)	(.487)	(.506)	(.533)
Distributions from net realized gain	-	(.007)	(.034)	(.112)	(.125)	(.178)
Total distributions	(.242)	(.493)	(.513)	(.599)	(.631)	(.711)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 12.51	$ 12.27	$ 12.81	$ 12.71	$ 12.82	$ 13.16
Total Return B, C	3.97%	(.29)%	4.94%	3.91%	2.27%	4.84%
Ratios to Average Net Assets E
Expenses before reductions	.49% A	.47%	.47%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.49% A	.47%	.47%	.48%	.48%	.48%
Expenses net of all reductions	.49% A	.46%	.44%	.45%	.45%	.47%
Net investment income	3.94% A	3.95%	3.78%	3.83%	3.92%	4.05%
Supplemental Data
Net assets, end of period (in millions)	$ 1,593	$ 1,428	$ 1,480	$ 1,407	$ 1,411	$ 1,406
Portfolio turnover rate	4% A	17%	13%	23%	28%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.26	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.25
Income from Investment Operations
Net investment income D	.240	.479	.479	.487	.506	.523
Net realized and unrealized gain (loss)	.230	(.527)	.133	.002	(.227)	.092
Total from investment operations	.470	(.048)	.612	.489	.279	.615
Distributions from net investment income	(.240)	(.485)	(.478)	(.487)	(.504)	(.527)
Distributions from net realized gain	-	(.007)	(.034)	(.112)	(.125)	(.178)
Total distributions	(.240)	(.492)	(.512)	(.599)	(.629)	(.705)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 12.49	$ 12.26	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Total Return B, C	3.87%	(.29)%	4.94%	3.91%	2.18%	4.80%
Ratios to Average Net Assets E
Expenses before reductions	.53% A	.48%	.47%	.48%	.49%	.53%
Expenses net of fee waivers, if any	.53% A	.48%	.47%	.48%	.49%	.53%
Expenses net of all reductions	.53% A	.47%	.44%	.45%	.46%	.52%
Net investment income	3.91% A	3.94%	3.78%	3.83%	3.91%	4.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,906	$ 4,903	$ 1,995	$ 1,195	$ 898	$ 284
Portfolio turnover rate	4% A	17%	13%	23%	28%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund may be affected by economic and political developments in the state of New York.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, September 28, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of July 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For municipal securities, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation, and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 21,616
Unrealized depreciation	(29,269)
Net unrealized appreciation (depreciation)	$ (7,653)
Cost for federal income tax purposes	$ 1,628,860

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $150,177 and $27,204, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 29	$ 2
Class T	-%	.25%	10	-
Class B	.65%	.25%	31	22
Class C	.75%	.25%	111	32
			$ 181	$ 56

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12
Class T	2
Class B*	3
Class C*	1
$ 18

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 13.11
Class T	3.07
Class B	4.12
Class C	14.13
New York Municipal Income	534.07
Institutional Class	3.11
	$ 571

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class C	1.55%	$ 1

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $9 and $5, respectively.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2009	Year ended January 31, 2009
From net investment income
Class A	$ 425	$ 604
Class T	153	236
Class B	101	220
Class C	315	491
New York Municipal Income	29,473	58,103
Institutional Class	108	125
Total	$ 30,575	$ 59,779
From net realized gain
Class A	$ -	$ 8
Class T	-	3
Class B	-	4
Class C	-	8
New York Municipal Income	-	816
Institutional Class	-	1
Total	$ -	$ 840

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2009	Year ended January 31, 2009	Six months ended July 31, 2009	Year ended January 31, 2009
Class A
Shares sold	746	850	$ 9,269	$ 10,478
Reinvestment of distributions	25	37	305	457
Shares redeemed	(215)	(230)	(2,659)	(2,765)
Net increase (decrease)	556	657	$ 6,915	$ 8,170
Class T
Shares sold	124	389	$ 1,544	$ 4,807
Reinvestment of distributions	10	14	119	171
Shares redeemed	(74)	(123)	(928)	(1,491)
Net increase (decrease)	60	280	$ 735	$ 3,487
Class B
Shares sold	65	99	$ 815	$ 1,215
Reinvestment of distributions	5	12	62	149
Shares redeemed	(54)	(202)	(674)	(2,471)
Net increase (decrease)	16	(91)	$ 203	$ (1,107)
Class C
Shares sold	478	543	$ 5,921	$ 6,685
Reinvestment of distributions	13	21	159	251
Shares redeemed	(121)	(202)	(1,502)	(2,493)
Net increase (decrease)	370	362	$ 4,578	$ 4,443
New York Municipal Income
Shares sold	18,318	38,599	$ 227,151	$ 474,128
Reinvestment of distributions	1,778	3,497	22,047	42,806
Shares redeemed	(9,073)	(41,257)	(112,390)	(499,022)
Net increase (decrease)	11,023	839	$ 136,808	$ 17,912
Institutional Class
Shares sold	222	353	$ 2,759	$ 4,299
Reinvestment of distributions	4	4	43	47
Shares redeemed	(73)	(113)	(897)	(1,368)
Net increase (decrease)	153	244	$ 1,905	$ 2,978

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

9. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	804,985,566.37	93.917
Withheld	52,140,231.84	6.083
TOTAL	857,125,798.21	100.000
Albert R. Gamper, Jr.
Affirmative	803,305,223.52	93.721
Withheld	53,820,574.69	6.279
TOTAL	857,125,798.21	100.000
Abigail P. Johnson
Affirmative	806,136,732.59	94.051
Withheld	50,989,065.62	5.949
TOTAL	857,125,798.21	100.000
Arthur E. Johnson
Affirmative	805,065,419.50	93.926
Withheld	52,060,378.71	6.074
TOTAL	857,125,798.21	100.000
Michael E. Kenneally
Affirmative	807,527,357.13	94.213
Withheld	49,598,441.08	5.787
TOTAL	857,125,798.21	100.000
James H. Keyes
Affirmative	804,877,830.47	93.904
Withheld	52,247,967.74	6.096
TOTAL	857,125,798.21	100.000
Marie L. Knowles
Affirmative	802,464,417.87	93.623
Withheld	54,661,380.34	6.377
TOTAL	857,125,798.21	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	801,765,212.78	93.541
Withheld	55,360,585.43	6.459
TOTAL	857,125,798.21	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	598,482,451.32	69.824
Against	102,367,215.94	11.943
Abstain	54,192,165.27	6.323
Broker Non-Votes	102,083,965.68	11.910
TOTAL	857,125,798.21	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York Municipal Income Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

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175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

NFY-USAN-0909
1.789735.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
New York Municipal Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

July 31, 2009

Class A, Class T, Class B, and Class C are classes of Fidelity® New York Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009 to July 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Class A	.79%
Actual		$ 1,000.00	$ 1,037.30	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96
Class T	.75%
Actual		$ 1,000.00	$ 1,037.50	$ 3.79
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Class B	1.45%
Actual		$ 1,000.00	$ 1,034.80	$ 7.32
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Class C	1.55%
Actual		$ 1,000.00	$ 1,033.40	$ 7.81
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
New York Municipal Income	.49%
Actual		$ 1,000.00	$ 1,039.70	$ 2.48
HypotheticalA		$ 1,000.00	$ 1,022.36	$ 2.46
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,038.70	$ 2.68
HypotheticalA		$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.9	37.0
Special Tax	23.0	21.7
Transportation	13.1	12.4
Water & Sewer	9.9	10.1
Education	7.9	7.9
Weighted Average Maturity as of July 31, 2009
		6 months ago
Years	10.0	12.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of July 31, 2009
6 months ago
Years	8.5	8.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of July 31, 2009	As of January 31, 2009
AAA 9.8%	AAA 7.1%
AA,A 80.6%	AA,A 81.4%
BBB 6.0%	BBB 9.2%
BB and Below 0.4%	BB and Below 1.0%
Not Rated 0.4%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 2.8%	Short-Term Investments and Net Other Assets 0.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.2%
	Principal Amount (000s)	Value (000s)
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. Series 2005, 6% 7/1/25	$ 1,100	$ 985
New York - 92.8%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	3,000	2,937
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.):
Series 2007 A1, 5% 8/1/12	500	508
Series 2007 A2, 5% 8/1/11	750	762
Erie County Gen. Oblig. Series 2002 A:
5% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,625	2,757
5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680	1,753
5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,036
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,484
5.75% 5/1/20 (FSA Insured)	1,400	1,467
5.75% 5/1/21	1,755	1,834
5.75% 5/1/22	4,900	5,105
5.75% 5/1/23	1,000	1,042
Series 2004:
5.75% 5/1/17	5,950	6,530
5.75% 5/1/19 (FSA Insured)	5,000	5,408
5.75% 5/1/23 (FSA Insured)	9,620	10,245
5.75% 5/1/25 (FSA Insured)	2,000	2,116
5.75% 5/1/26	8,985	9,463
Series 2007 A, 5.75% 5/1/27	5,000	5,274
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series 2003 A, 5.375% 2/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,485	3,546
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/14	1,000	1,109
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,669
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) Series 2001, 5% 12/1/10 (a)	7,000	7,021
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	2,010	1,370
Series 2006 A, 5.25% 12/1/20 (FGIC Insured)	17,780	18,470
Series 2006 E, 5% 12/1/17	10,000	10,642
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.: - continued
Series 2009 A:
5.75% 4/1/39	$ 6,500	$ 6,773
6.25% 4/1/33	1,655	1,805
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A:
5.5% 7/1/20	3,000	3,099
5.75% 7/1/31	3,025	3,105
Series 2002 B:
5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,112
5.5% 7/1/23	5,000	5,122
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (c)	3,000	3,304
Monroe County Arpt. Auth. Arpt. Rev. Series 2004, 5.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000	1,031
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.) Series 2005:
5% 8/1/11	1,510	1,538
5% 8/1/13	1,650	1,679
(Nazareth College Rochester Proj.) Series 2001, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,036
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	75	78
Series 2001 B, 5.875% 11/1/11	540	563
Series 2001 C, 5.625% 11/1/10	270	273
Series 2001 D, 5.625% 11/1/10	1,225	1,279
New York City Gen. Oblig.:
Series 1997 B, 6.5% 8/15/11	1,000	1,097
Series 2000 A, 6.5% 5/15/11	195	204
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,736
Series 2002 A, 5.75% 8/1/14	5,000	5,503
Series 2002 A1, 5.25% 11/1/14	1,350	1,468
Series 2002 B:
5.75% 8/1/14	3,000	3,302
5.75% 8/1/15	3,500	3,838
Series 2003 A:
5.5% 8/1/14	3,205	3,561
5.5% 8/1/20	7,000	7,418
Series 2003 E, 5.25% 8/1/14	3,390	3,728
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2003 J:
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,575	$ 3,846
5.5% 6/1/19	2,395	2,559
5.5% 6/1/20 (AMBAC Insured)	6,000	6,359
Series 2004 B, 5.25% 8/1/15	9,855	10,909
Series 2005 F, 5.25% 8/1/12	2,000	2,123
Series 2005 G:
5.25% 8/1/16	9,010	10,129
5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,310
Series 2005 O, 5% 6/1/22	5,000	5,168
Series 2006 A, 5% 8/1/19	3,000	3,180
Series 2008 A1, 5.25% 8/15/27	15,000	15,590
Series 2008 D1, 5.125% 12/1/23	5,000	5,236
Series I-1, 5% 4/1/17	7,215	7,866
New York City Health & Hosp. Corp. Rev.:
Series 2002 A:
5.5% 2/15/16 (FSA Insured)	2,605	2,748
5.5% 2/15/17 (FSA Insured)	3,000	3,144
5.5% 2/15/18 (FSA Insured)	2,500	2,605
5.5% 2/15/19 (FSA Insured)	1,250	1,296
Series 2008 A, 5.5% 2/15/21	9,630	10,159
New York City Indl. Dev. Agcy. Civic Facility Rev. (Spence School, Inc. Proj.) Series 2002, 5% 7/1/27	3,255	3,308
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (b)	1,575	1,575
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 C, 5.125% 6/15/33	3,960	3,983
Series 2002 A:
5% 6/15/32	5,000	5,009
5.125% 6/15/34	16,500	16,584
Series 2002 G:
5.125% 6/15/32	3,000	3,015
5.125% 6/15/32 (FGIC Insured)	4,750	4,774
Series 2003 A, 5.125% 6/15/34	4,200	4,221
Series 2003 E:
5% 6/15/34	2,000	2,001
5% 6/15/38	2,975	2,943
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2005 D:
5% 6/15/37	$ 16,090	$ 15,969
5% 6/15/38	20,050	19,837
5% 6/15/39	3,755	3,703
5% 6/15/39	2,800	2,761
Series 2008 AA, 5% 6/15/27	10,000	10,368
Series 2009 A, 5.75% 6/15/40	9,800	10,436
Series 2009 DD, 6% 6/15/40	1,060	1,152
Series GG, 5.25% 6/15/40	10,000	10,122
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	3,000	2,897
Series 2008 S1, 5% 1/15/34	10,000	9,618
Series 2009 S1:
5.5% 7/15/31	5,000	5,164
5.5% 7/15/38	2,900	2,957
5.625% 7/15/38	2,900	2,983
Series 2009 S2, 6% 7/15/38	7,500	7,914
Series 2009 S3, 5.375% 1/15/34	3,935	3,977
Series 2009 S4:
5.5% 1/15/34	1,000	1,024
5.5% 1/15/39	4,000	4,062
5.75% 1/15/39	2,900	3,009
Series 2009 S5, 5.25% 1/15/39	10,000	9,940
New York City Transitional Fin. Auth. Rev.:
Series 2001 C, 5.375% 2/1/17	1,000	1,059
Series 2002 A, 5.375% 11/15/21	1,100	1,164
Series 2003 D:
5% 2/1/31	20,025	20,190
5.25% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,385	10,047
5.25% 2/1/19	8,075	8,519
5.25% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,246
Series 2004 B:
5% 8/1/32	5,000	5,029
5.25% 8/1/19	3,000	3,223
Series 2004 C:
5% 2/1/28	15,000	15,351
5% 2/1/33 (FGIC Insured)	7,350	7,359
Series A, 5.5% 11/15/17 (FGIC Insured)	6,725	7,268
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Trust Cultural Resources Rev.:
(Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	$ 3,200	$ 3,243
(The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (a)	4,000	4,056
New York Convention Ctr. Dev. Corp. Rev. Series 2005, 5% 11/15/44	48,000	40,992
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2005 B, 5.5% 3/15/22	7,025	8,083
Series 2006 D, 5% 3/15/36	3,320	3,300
Series 2008 B:
5.25% 3/15/38	1,500	1,526
5.75% 3/15/36	8,000	8,554
Series 2006 C, 5% 12/15/31	10,000	10,098
Series 2009 A, 5% 2/15/34	14,500	14,522
Series A, 5% 2/15/39	19,705	19,435
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	6,000	6,457
5.75% 7/1/13 (AMBAC Insured)	3,000	3,229
Series C, 7.5% 7/1/10	1,410	1,441
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	2,193
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,877
(Cornell Univ. Proj.) Series 2009 A:
5% 7/1/22	1,730	1,920
5% 7/1/23	1,315	1,448
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	2,385	2,411
5.85% 8/1/40	9,500	9,662
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	13,000	14,008
5.5% 5/15/21 (AMBAC Insured)	10,000	10,679
5.5% 5/15/28	2,700	2,843
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	2,240	2,393
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/13	$ 1,930	$ 1,962
5% 7/1/14	2,510	2,534
Series 2007 A:
5% 7/1/10	1,000	1,011
5% 7/1/11	1,365	1,389
5% 7/1/12	1,530	1,560
(New York Univ. Proj.):
Series 1998 A, 5.75% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	12,603
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,264
Series 2001 2:
5.5% 7/1/17 (AMBAC Insured)	755	791
5.5% 7/1/19 (AMBAC Insured)	1,705	1,774
5.5% 7/1/20 (AMBAC Insured)	860	893
Series 2008 A, 5.25% 7/1/48	11,260	11,022
Series 2008 B, 5.25% 7/1/48	8,000	7,831
(North Shore Univ. Hosp. Proj.):
Series 2007 A:
5% 5/1/19	2,000	2,048
5% 5/1/21	1,315	1,301
Series 1998, 5.5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,566
(Orange Reg'l. Med. Ctr. Proj.) Series 2008:
5.5% 12/1/12	3,125	3,062
6.125% 12/1/29	1,000	795
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,825	11,433
Series 2002 E, 5.75% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,568
Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,811
Series 2002 I, 5.75% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500	541
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,915	18,750
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	7,000	7,541
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 8,855	$ 9,696
Series B, 7.5% 5/15/11	1,035	1,140
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,000	2,043
5.5% 3/1/39	2,500	2,485
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,261
5% 7/1/39	19,005	18,319
(Upstate Cmnty. Colleges Proj.) Series 2005 B, 5.5% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,090	11,100
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series 2003 A:
6% 7/1/14	1,095	1,131
6% 7/1/15	1,160	1,187
6% 7/1/16	1,230	1,250
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/16 (AMBAC Insured)	670	702
5.375% 7/1/17 (AMBAC Insured)	370	387
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (c)	630	642
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,260	32,595
Series 2002 B:
5.25%, tender 5/15/12 (a)	10,415	11,135
6% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,775	2,957
6% 10/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,888
6%, tender 5/15/12 (a)	11,000	11,980
Series 2005 B:
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,486
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,808
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,894
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,051
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002 B, 5.25% 6/15/16	$ 500	$ 549
Series 2002 D:
5% 6/15/20	9,000	9,502
5.125% 6/15/31	6,900	7,049
Series 2002 G, 5.25% 10/15/20	1,255	1,301
Series 2004 F, 5% 6/15/34	4,825	4,885
Series 2003 I, 5% 6/15/24	2,000	2,091
Series 2004 D, 5% 2/15/34	12,150	12,306
Series 2005 B, 5.5% 10/15/21	3,985	4,714
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 1996 C, 5.85% 7/15/15	30	30
Series A, 7% 6/15/12	190	190
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series 1993 B, 5.2% 5/15/14	1,115	1,239
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	10,000	10,013
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2002 A, 5.5% 11/15/26	13,575	14,038
Series 2009 A:
5.5% 11/15/39	10,400	10,611
5.625% 11/15/39	6,000	6,176
Series B, 5% 11/15/34	19,560	19,282
New York Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	10,000	10,148
Series 2003 A, 5.5% 11/15/19 (FGIC Insured)	5,000	5,386
Series 2003 B, 5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,171
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,198
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,056
Series 2007 B:
5% 11/15/26	8,185	8,166
5% 11/15/28	2,235	2,208
Series 2008 A, 5.25% 11/15/36	15,000	14,658
Series 2008 C, 6.5% 11/15/28	9,445	10,486
New York Pwr. Auth. Series 2000 A, 5.25% 11/15/40	25,860	25,924
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	$ 4,355	$ 4,608
New York State Dorm. Auth. Lease Rev. Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (a)	10,000	10,716
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2004 A, 4.875%, tender 1/4/10 (a)	4,750	4,750
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,835	1,933
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	2,792
5.25% 1/1/27	6,570	6,816
Series 2007 H:
5% 1/1/21	5,755	6,179
5% 1/1/25	13,000	13,515
5% 1/1/26	4,000	4,130
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B:
5% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,660	10,630
5.5% 4/1/20 (AMBAC Insured)	43,375	49,950
Series 2007 B, 5% 4/1/27	6,750	6,913
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A:
5.25% 3/15/24	4,180	4,491
5.25% 3/15/25	8,000	8,510
5.25% 3/15/26	12,080	12,765
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/15	6,200	6,690
New York Urban Dev. Corp. Correctional Youth Facilities Svc. Series 2002 A, 5.5%, tender 1/1/11 (a)	1,880	1,968
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	10,408
(State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,700
Series 2004 A2, 5.5% 3/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	23,000	26,316
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	6,480
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Urban Dev. Corp. Rev.: - continued
Series 2007 A:
5% 1/1/24 (FSA Insured)	$ 5,975	$ 6,237
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/10 (Escrowed to Maturity) (c)	95	99
7.5% 3/1/11 (Escrowed to Maturity) (c)	105	116
7.5% 3/1/16 (Escrowed to Maturity) (c)	90	119
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	1,184
7.5% 3/1/17 (Escrowed to Maturity) (c)	100	135
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,353
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,034
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,077
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.):
Series 2004 A, 5% 12/1/10	895	898
Series 2007 B, 5.25% 12/1/32	680	576
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,124
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series 2002 B, 6% 11/1/22	4,305	4,335
Taconic Hills Central School District at Craryville Series 2002, 5% 6/15/16 (FGIC Insured)	1,130	1,193
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,335
5.25% 6/1/22 (AMBAC Insured)	5,270	5,376
5.5% 6/1/14	3,330	3,334
5.5% 6/1/15	6,700	6,834
5.5% 6/1/16	17,500	17,810
5.5% 6/1/17	7,000	7,201
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,111
5.5% 6/1/19	4,600	4,809
Series 2003B 1C:
5.5% 6/1/14	5,000	5,005
5.5% 6/1/15	11,800	12,036
5.5% 6/1/17	5,700	5,864
5.5% 6/1/18	3,800	3,940
5.5% 6/1/19	13,620	14,238
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003B 1C:
5.5% 6/1/21	$ 12,070	$ 12,493
5.5% 6/1/22	9,700	9,995
Series 2003B C1:
5.5% 6/1/16	10,040	10,366
5.5% 6/1/20	16,000	16,652
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	1,705	1,749
(MTA Bridges and Tunnels Proj.):
Series 2006 A, 5% 11/15/31	4,375	4,417
Series 2007 A, 5% 11/15/27	6,410	6,656
Series 2008 A:
5% 11/15/37	13,000	12,902
5.25% 11/15/38	14,500	14,733
Series 2008 C, 5% 11/15/38	3,000	2,968
Series 2001 A:
5% 1/1/32	3,010	3,014
5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455	1,460
Series 2002 A, 5.25% 1/1/19	1,100	1,168
		1,548,458
New York & New Jersey - 3.2%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000	3,010
126th Series, 5.25% 5/15/37 (FGIC Insured) (b)	4,175	3,801
134th Series, 5% 1/15/39	10,000	9,939
136th Series, 5.25% 11/1/16 (b)	4,510	4,728
138th Series, 5% 12/1/13 (b)	4,500	4,763
141st Series:
5% 9/1/18 (b)	6,045	6,152
5% 9/1/21 (CIFG North America Insured) (b)	4,600	4,596
147th Series, 5% 10/15/17 (b)	5,000	5,214
85th Series, 5.375% 3/1/28	6,205	6,887
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,000	5,020
		54,110
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - 1.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	$ 3,000	$ 2,856
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/27	1,000	917
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,150	4,083
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,977
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,557
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,051
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,057
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	9,000	1,156
		17,654
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $1,628,969)	1,621,207
NET OTHER ASSETS - 2.8%	46,935
NET ASSETS - 100%	$ 1,668,142
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	33.9%
Special Tax	23.0%
Transportation	13.1%
Water & Sewer	9.9%
Education	7.9%
Others* (individually less than 5%)	12.2%
100.0%
*Includes net other assets
Income Tax Information
At January 31, 2009, the fund had a capital loss carryforward of approximately $426,000 all of which will expire on January 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,628,969)		$ 1,621,207
Cash		27,861
Receivable for fund shares sold		3,644
Interest receivable		19,007
Prepaid expenses		5
Receivable from investment adviser for expense reductions		1
Other receivables		7
Total assets		1,671,732

Liabilities
Payable for fund shares redeemed	$ 1,303
Distributions payable	1,360
Accrued management fee	505
Transfer agent fee payable	196
Distribution fees payable	32
Other affiliated payables	52
Other payables and accrued expenses	142
Total liabilities		3,590

Net Assets		$ 1,668,142
Net Assets consist of:
Paid in capital		$ 1,677,527
Undistributed net investment income		130
Accumulated undistributed net realized gain (loss) on investments		(1,753)
Net unrealized appreciation (depreciation) on investments		(7,762)
Net Assets		$ 1,668,142

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($27,864 ÷ 2,228.7 shares)	$ 12.50

Maximum offering price per share (100/96.00 of $12.50)	$ 13.02
Class T: Net Asset Value and redemption price per share ($8,676 ÷ 693.3 shares)	$ 12.51

Maximum offering price per share (100/96.00 of $12.51)	$ 13.03
Class B: Net Asset Value and offering price per share ($6,916 ÷ 553.3 shares)A	$ 12.50

Class C: Net Asset Value and offering price per share ($24,331 ÷ 1,946.1 shares)A	$ 12.50

New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,593,449 ÷ 127,414.4 shares)	$ 12.51

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,905.6 ÷ 552.7 shares)	$ 12.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended July 31, 2009 (Unaudited)

Investment Income
Interest		$ 34,611

Expenses
Management fee	$ 2,907
Transfer agent fees	571
Distribution fees	181
Accounting fees and expenses	148
Custodian fees and expenses	10
Independent trustees' compensation	3
Registration fees	72
Audit	29
Legal	3
Miscellaneous	119
Total expenses before reductions	4,043
Expense reductions	(15)	4,028
Net investment income		30,583
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,299)
Change in net unrealized appreciation (depreciation) on investment securities		31,013
Net gain (loss)		29,714
Net increase (decrease) in net assets resulting from operations		$ 60,297

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2009 (Unaudited)	Year ended January 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 30,583	$ 59,799
Net realized gain (loss)	(1,299)	(472)
Change in net unrealized appreciation (depreciation)	31,013	(70,422)
Net increase (decrease) in net assets resulting from operations	60,297	(11,095)
Distributions to shareholders from net investment income	(30,575)	(59,779)
Distributions to shareholders from net realized gain	-	(840)
Total distributions	(30,575)	(60,619)
Share transactions - net increase (decrease)	151,144	35,883
Redemption fees	16	62
Total increase (decrease) in net assets	180,882	(35,769)

Net Assets
Beginning of period	1,487,260	1,523,029
End of period (including undistributed net investment income of $130 and undistributed net investment income of $122, respectively)	$ 1,668,142	$ 1,487,260

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.27	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.24
Income from Investment Operations
Net investment income E	.224	.449	.446	.464	.483	.504
Net realized and unrealized gain (loss)	.230	(.521)	.134	.002	(.227)	.101
Total from investment operations	.454	(.072)	.580	.466	.256	.605
Distributions from net investment income	(.224)	(.451)	(.446)	(.464)	(.481)	(.507)
Distributions from net realized gain	-	(.007)	(.034)	(.112)	(.125)	(.178)
Total distributions	(.224)	(.458)	(.480)	(.576)	(.606)	(.685)
Redemption fees added to paid in capital E, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.50	$ 12.27	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Total Return B, C, D	3.73%	(.49)%	4.67%	3.72%	2.00%	4.72%
Ratios to Average Net Assets F
Expenses before reductions	.79% A	.75%	.73%	.66%	.67%	.68%
Expenses net of fee waivers, if any	.79% A	.75%	.73%	.66%	.67%	.68%
Expenses net of all reductions	.79% A	.74%	.70%	.63%	.64%	.67%
Net investment income	3.65% A	3.67%	3.52%	3.65%	3.73%	3.85%
Supplemental Data
Net assets, end of period (in millions)	$ 28	$ 21	$ 13	$ 11	$ 6	$ 6
Portfolio turnover rate	4% A	17%	13%	23%	28%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.28	$ 12.81	$ 12.71	$ 12.82	$ 13.16	$ 13.25
Income from Investment Operations
Net investment income E	.227	.452	.446	.455	.472	.494
Net realized and unrealized gain (loss)	.230	(.520)	.134	.001	(.217)	.090
Total from investment operations	.457	(.068)	.580	.456	.255	.584
Distributions from net investment income	(.227)	(.455)	(.446)	(.454)	(.470)	(.496)
Distributions from net realized gain	-	(.007)	(.034)	(.112)	(.125)	(.178)
Total distributions	(.227)	(.462)	(.480)	(.566)	(.595)	(.674)
Redemption fees added to paid in capital E, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.51	$ 12.28	$ 12.81	$ 12.71	$ 12.82	$ 13.16
Total Return B, C, D	3.75%	(.46)%	4.67%	3.64%	1.99%	4.55%
Ratios to Average Net Assets F
Expenses before reductions	.75% A	.72%	.72%	.74%	.75%	.76%
Expenses net of fee waivers, if any	.75% A	.72%	.72%	.74%	.75%	.76%
Expenses net of all reductions	.74% A	.71%	.70%	.71%	.72%	.75%
Net investment income	3.69% A	3.70%	3.53%	3.57%	3.65%	3.77%
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 8	$ 5	$ 4	$ 3	$ 2
Portfolio turnover rate	4% A	17%	13%	23%	28%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.26	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.24
Income from Investment Operations
Net investment income E	.183	.370	.358	.366	.384	.405
Net realized and unrealized gain (loss)	.241	(.533)	.134	.002	(.227)	.100
Total from investment operations	.424	(.163)	.492	.368	.157	.505
Distributions from net investment income	(.184)	(.370)	(.358)	(.366)	(.382)	(.407)
Distributions from net realized gain	-	(.007)	(.034)	(.112)	(.125)	(.178)
Total distributions	(.184)	(.377)	(.392)	(.478)	(.507)	(.585)
Redemption fees added to paid in capital E, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.50	$ 12.26	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Total Return B, C, D	3.48%	(1.23)%	3.95%	2.93%	1.22%	3.93%
Ratios to Average Net Assets F
Expenses before reductions	1.45% A	1.41%	1.42%	1.43%	1.43%	1.44%
Expenses net of fee waivers, if any	1.45% A	1.41%	1.42%	1.43%	1.43%	1.44%
Expenses net of all reductions	1.45% A	1.40%	1.40%	1.40%	1.41%	1.43%
Net investment income	2.99% A	3.01%	2.83%	2.88%	2.96%	3.09%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 7	$ 8	$ 9	$ 10	$ 10
Portfolio turnover rate	4% A	17%	13%	23%	28%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.27	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.24
Income from Investment Operations
Net investment income E	.177	.357	.347	.355	.373	.394
Net realized and unrealized gain (loss)	.230	(.522)	.134	.002	(.228)	.100
Total from investment operations	.407	(.165)	.481	.357	.145	.494
Distributions from net investment income	(.177)	(.358)	(.347)	(.355)	(.370)	(.396)
Distributions from net realized gain	-	(.007)	(.034)	(.112)	(.125)	(.178)
Total distributions	(.177)	(.365)	(.381)	(.467)	(.495)	(.574)
Redemption fees added to paid in capital E, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.50	$ 12.27	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Total Return B, C, D	3.34%	(1.24)%	3.86%	2.84%	1.14%	3.84%
Ratios to Average Net Assets F
Expenses before reductions	1.56% A	1.51%	1.51%	1.52%	1.52%	1.52%
Expenses net of fee waivers, if any	1.55% A	1.51%	1.51%	1.52%	1.52%	1.52%
Expenses net of all reductions	1.55% A	1.50%	1.48%	1.49%	1.49%	1.51%
Net investment income	2.89% A	2.91%	2.74%	2.79%	2.88%	3.01%
Supplemental Data
Net assets, end of period (in millions)	$ 24	$ 19	$ 16	$ 16	$ 20	$ 16
Portfolio turnover rate	4% A	17%	13%	23%	28%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - New York Municipal Income

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.27	$ 12.81	$ 12.71	$ 12.82	$ 13.16	$ 13.25
Income from Investment Operations
Net investment income D	.242	.486	.479	.488	.508	.530
Net realized and unrealized gain (loss)	.240	(.533)	.134	.001	(.217)	.091
Total from investment operations	.482	(.047)	.613	.489	.291	.621
Distributions from net investment income	(.242)	(.486)	(.479)	(.487)	(.506)	(.533)
Distributions from net realized gain	-	(.007)	(.034)	(.112)	(.125)	(.178)
Total distributions	(.242)	(.493)	(.513)	(.599)	(.631)	(.711)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 12.51	$ 12.27	$ 12.81	$ 12.71	$ 12.82	$ 13.16
Total Return B, C	3.97%	(.29)%	4.94%	3.91%	2.27%	4.84%
Ratios to Average Net Assets E
Expenses before reductions	.49% A	.47%	.47%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.49% A	.47%	.47%	.48%	.48%	.48%
Expenses net of all reductions	.49% A	.46%	.44%	.45%	.45%	.47%
Net investment income	3.94% A	3.95%	3.78%	3.83%	3.92%	4.05%
Supplemental Data
Net assets, end of period (in millions)	$ 1,593	$ 1,428	$ 1,480	$ 1,407	$ 1,411	$ 1,406
Portfolio turnover rate	4% A	17%	13%	23%	28%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.26	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.25
Income from Investment Operations
Net investment income D	.240	.479	.479	.487	.506	.523
Net realized and unrealized gain (loss)	.230	(.527)	.133	.002	(.227)	.092
Total from investment operations	.470	(.048)	.612	.489	.279	.615
Distributions from net investment income	(.240)	(.485)	(.478)	(.487)	(.504)	(.527)
Distributions from net realized gain	-	(.007)	(.034)	(.112)	(.125)	(.178)
Total distributions	(.240)	(.492)	(.512)	(.599)	(.629)	(.705)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 12.49	$ 12.26	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Total Return B, C	3.87%	(.29)%	4.94%	3.91%	2.18%	4.80%
Ratios to Average Net Assets E
Expenses before reductions	.53% A	.48%	.47%	.48%	.49%	.53%
Expenses net of fee waivers, if any	.53% A	.48%	.47%	.48%	.49%	.53%
Expenses net of all reductions	.53% A	.47%	.44%	.45%	.46%	.52%
Net investment income	3.91% A	3.94%	3.78%	3.83%	3.91%	4.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,906	$ 4,903	$ 1,995	$ 1,195	$ 898	$ 284
Portfolio turnover rate	4% A	17%	13%	23%	28%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund may be affected by economic and political developments in the state of New York.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, September 28, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of July 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For municipal securities, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation, and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 21,616
Unrealized depreciation	(29,269)
Net unrealized appreciation (depreciation)	$ (7,653)
Cost for federal income tax purposes	$ 1,628,860

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $150,177 and $27,204, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 29	$ 2
Class T	-%	.25%	10	-
Class B	.65%	.25%	31	22
Class C	.75%	.25%	111	32
			$ 181	$ 56

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12
Class T	2
Class B*	3
Class C*	1
$ 18

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 13.11
Class T	3.07
Class B	4.12
Class C	14.13
New York Municipal Income	534.07
Institutional Class	3.11
	$ 571

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class C	1.55%	$ 1

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $9 and $5, respectively.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2009	Year ended January 31, 2009
From net investment income
Class A	$ 425	$ 604
Class T	153	236
Class B	101	220
Class C	315	491
New York Municipal Income	29,473	58,103
Institutional Class	108	125
Total	$ 30,575	$ 59,779
From net realized gain
Class A	$ -	$ 8
Class T	-	3
Class B	-	4
Class C	-	8
New York Municipal Income	-	816
Institutional Class	-	1
Total	$ -	$ 840

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2009	Year ended January 31, 2009	Six months ended July 31, 2009	Year ended January 31, 2009
Class A
Shares sold	746	850	$ 9,269	$ 10,478
Reinvestment of distributions	25	37	305	457
Shares redeemed	(215)	(230)	(2,659)	(2,765)
Net increase (decrease)	556	657	$ 6,915	$ 8,170
Class T
Shares sold	124	389	$ 1,544	$ 4,807
Reinvestment of distributions	10	14	119	171
Shares redeemed	(74)	(123)	(928)	(1,491)
Net increase (decrease)	60	280	$ 735	$ 3,487
Class B
Shares sold	65	99	$ 815	$ 1,215
Reinvestment of distributions	5	12	62	149
Shares redeemed	(54)	(202)	(674)	(2,471)
Net increase (decrease)	16	(91)	$ 203	$ (1,107)
Class C
Shares sold	478	543	$ 5,921	$ 6,685
Reinvestment of distributions	13	21	159	251
Shares redeemed	(121)	(202)	(1,502)	(2,493)
Net increase (decrease)	370	362	$ 4,578	$ 4,443
New York Municipal Income
Shares sold	18,318	38,599	$ 227,151	$ 474,128
Reinvestment of distributions	1,778	3,497	22,047	42,806
Shares redeemed	(9,073)	(41,257)	(112,390)	(499,022)
Net increase (decrease)	11,023	839	$ 136,808	$ 17,912
Institutional Class
Shares sold	222	353	$ 2,759	$ 4,299
Reinvestment of distributions	4	4	43	47
Shares redeemed	(73)	(113)	(897)	(1,368)
Net increase (decrease)	153	244	$ 1,905	$ 2,978

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

9. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	804,985,566.37	93.917
Withheld	52,140,231.84	6.083
TOTAL	857,125,798.21	100.000
Albert R. Gamper, Jr.
Affirmative	803,305,223.52	93.721
Withheld	53,820,574.69	6.279
TOTAL	857,125,798.21	100.000
Abigail P. Johnson
Affirmative	806,136,732.59	94.051
Withheld	50,989,065.62	5.949
TOTAL	857,125,798.21	100.000
Arthur E. Johnson
Affirmative	805,065,419.50	93.926
Withheld	52,060,378.71	6.074
TOTAL	857,125,798.21	100.000
Michael E. Kenneally
Affirmative	807,527,357.13	94.213
Withheld	49,598,441.08	5.787
TOTAL	857,125,798.21	100.000
James H. Keyes
Affirmative	804,877,830.47	93.904
Withheld	52,247,967.74	6.096
TOTAL	857,125,798.21	100.000
Marie L. Knowles
Affirmative	802,464,417.87	93.623
Withheld	54,661,380.34	6.377
TOTAL	857,125,798.21	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	801,765,212.78	93.541
Withheld	55,360,585.43	6.459
TOTAL	857,125,798.21	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	598,482,451.32	69.824
Against	102,367,215.94	11.943
Abstain	54,192,165.27	6.323
Broker Non-Votes	102,083,965.68	11.910
TOTAL	857,125,798.21	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York Municipal Income Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASNM-USAN-0909
1.789728.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
New York Municipal Income
Fund - Institutional Class

Semiannual Report

July 31, 2009

Institutional Class is a class of Fidelity® New York Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009 to July 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Class A	.79%
Actual		$ 1,000.00	$ 1,037.30	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96
Class T	.75%
Actual		$ 1,000.00	$ 1,037.50	$ 3.79
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Class B	1.45%
Actual		$ 1,000.00	$ 1,034.80	$ 7.32
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Class C	1.55%
Actual		$ 1,000.00	$ 1,033.40	$ 7.81
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
New York Municipal Income	.49%
Actual		$ 1,000.00	$ 1,039.70	$ 2.48
HypotheticalA		$ 1,000.00	$ 1,022.36	$ 2.46
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,038.70	$ 2.68
HypotheticalA		$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.9	37.0
Special Tax	23.0	21.7
Transportation	13.1	12.4
Water & Sewer	9.9	10.1
Education	7.9	7.9
Weighted Average Maturity as of July 31, 2009
		6 months ago
Years	10.0	12.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of July 31, 2009
6 months ago
Years	8.5	8.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of July 31, 2009	As of January 31, 2009
AAA 9.8%	AAA 7.1%
AA,A 80.6%	AA,A 81.4%
BBB 6.0%	BBB 9.2%
BB and Below 0.4%	BB and Below 1.0%
Not Rated 0.4%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 2.8%	Short-Term Investments and Net Other Assets 0.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.2%
	Principal Amount (000s)	Value (000s)
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. Series 2005, 6% 7/1/25	$ 1,100	$ 985
New York - 92.8%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	3,000	2,937
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.):
Series 2007 A1, 5% 8/1/12	500	508
Series 2007 A2, 5% 8/1/11	750	762
Erie County Gen. Oblig. Series 2002 A:
5% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,625	2,757
5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680	1,753
5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,036
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,484
5.75% 5/1/20 (FSA Insured)	1,400	1,467
5.75% 5/1/21	1,755	1,834
5.75% 5/1/22	4,900	5,105
5.75% 5/1/23	1,000	1,042
Series 2004:
5.75% 5/1/17	5,950	6,530
5.75% 5/1/19 (FSA Insured)	5,000	5,408
5.75% 5/1/23 (FSA Insured)	9,620	10,245
5.75% 5/1/25 (FSA Insured)	2,000	2,116
5.75% 5/1/26	8,985	9,463
Series 2007 A, 5.75% 5/1/27	5,000	5,274
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series 2003 A, 5.375% 2/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,485	3,546
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/14	1,000	1,109
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,669
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) Series 2001, 5% 12/1/10 (a)	7,000	7,021
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	2,010	1,370
Series 2006 A, 5.25% 12/1/20 (FGIC Insured)	17,780	18,470
Series 2006 E, 5% 12/1/17	10,000	10,642
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.: - continued
Series 2009 A:
5.75% 4/1/39	$ 6,500	$ 6,773
6.25% 4/1/33	1,655	1,805
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A:
5.5% 7/1/20	3,000	3,099
5.75% 7/1/31	3,025	3,105
Series 2002 B:
5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,112
5.5% 7/1/23	5,000	5,122
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (c)	3,000	3,304
Monroe County Arpt. Auth. Arpt. Rev. Series 2004, 5.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000	1,031
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.) Series 2005:
5% 8/1/11	1,510	1,538
5% 8/1/13	1,650	1,679
(Nazareth College Rochester Proj.) Series 2001, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,036
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	75	78
Series 2001 B, 5.875% 11/1/11	540	563
Series 2001 C, 5.625% 11/1/10	270	273
Series 2001 D, 5.625% 11/1/10	1,225	1,279
New York City Gen. Oblig.:
Series 1997 B, 6.5% 8/15/11	1,000	1,097
Series 2000 A, 6.5% 5/15/11	195	204
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,736
Series 2002 A, 5.75% 8/1/14	5,000	5,503
Series 2002 A1, 5.25% 11/1/14	1,350	1,468
Series 2002 B:
5.75% 8/1/14	3,000	3,302
5.75% 8/1/15	3,500	3,838
Series 2003 A:
5.5% 8/1/14	3,205	3,561
5.5% 8/1/20	7,000	7,418
Series 2003 E, 5.25% 8/1/14	3,390	3,728
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2003 J:
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,575	$ 3,846
5.5% 6/1/19	2,395	2,559
5.5% 6/1/20 (AMBAC Insured)	6,000	6,359
Series 2004 B, 5.25% 8/1/15	9,855	10,909
Series 2005 F, 5.25% 8/1/12	2,000	2,123
Series 2005 G:
5.25% 8/1/16	9,010	10,129
5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,310
Series 2005 O, 5% 6/1/22	5,000	5,168
Series 2006 A, 5% 8/1/19	3,000	3,180
Series 2008 A1, 5.25% 8/15/27	15,000	15,590
Series 2008 D1, 5.125% 12/1/23	5,000	5,236
Series I-1, 5% 4/1/17	7,215	7,866
New York City Health & Hosp. Corp. Rev.:
Series 2002 A:
5.5% 2/15/16 (FSA Insured)	2,605	2,748
5.5% 2/15/17 (FSA Insured)	3,000	3,144
5.5% 2/15/18 (FSA Insured)	2,500	2,605
5.5% 2/15/19 (FSA Insured)	1,250	1,296
Series 2008 A, 5.5% 2/15/21	9,630	10,159
New York City Indl. Dev. Agcy. Civic Facility Rev. (Spence School, Inc. Proj.) Series 2002, 5% 7/1/27	3,255	3,308
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (b)	1,575	1,575
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 C, 5.125% 6/15/33	3,960	3,983
Series 2002 A:
5% 6/15/32	5,000	5,009
5.125% 6/15/34	16,500	16,584
Series 2002 G:
5.125% 6/15/32	3,000	3,015
5.125% 6/15/32 (FGIC Insured)	4,750	4,774
Series 2003 A, 5.125% 6/15/34	4,200	4,221
Series 2003 E:
5% 6/15/34	2,000	2,001
5% 6/15/38	2,975	2,943
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2005 D:
5% 6/15/37	$ 16,090	$ 15,969
5% 6/15/38	20,050	19,837
5% 6/15/39	3,755	3,703
5% 6/15/39	2,800	2,761
Series 2008 AA, 5% 6/15/27	10,000	10,368
Series 2009 A, 5.75% 6/15/40	9,800	10,436
Series 2009 DD, 6% 6/15/40	1,060	1,152
Series GG, 5.25% 6/15/40	10,000	10,122
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	3,000	2,897
Series 2008 S1, 5% 1/15/34	10,000	9,618
Series 2009 S1:
5.5% 7/15/31	5,000	5,164
5.5% 7/15/38	2,900	2,957
5.625% 7/15/38	2,900	2,983
Series 2009 S2, 6% 7/15/38	7,500	7,914
Series 2009 S3, 5.375% 1/15/34	3,935	3,977
Series 2009 S4:
5.5% 1/15/34	1,000	1,024
5.5% 1/15/39	4,000	4,062
5.75% 1/15/39	2,900	3,009
Series 2009 S5, 5.25% 1/15/39	10,000	9,940
New York City Transitional Fin. Auth. Rev.:
Series 2001 C, 5.375% 2/1/17	1,000	1,059
Series 2002 A, 5.375% 11/15/21	1,100	1,164
Series 2003 D:
5% 2/1/31	20,025	20,190
5.25% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,385	10,047
5.25% 2/1/19	8,075	8,519
5.25% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,246
Series 2004 B:
5% 8/1/32	5,000	5,029
5.25% 8/1/19	3,000	3,223
Series 2004 C:
5% 2/1/28	15,000	15,351
5% 2/1/33 (FGIC Insured)	7,350	7,359
Series A, 5.5% 11/15/17 (FGIC Insured)	6,725	7,268
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Trust Cultural Resources Rev.:
(Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	$ 3,200	$ 3,243
(The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (a)	4,000	4,056
New York Convention Ctr. Dev. Corp. Rev. Series 2005, 5% 11/15/44	48,000	40,992
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2005 B, 5.5% 3/15/22	7,025	8,083
Series 2006 D, 5% 3/15/36	3,320	3,300
Series 2008 B:
5.25% 3/15/38	1,500	1,526
5.75% 3/15/36	8,000	8,554
Series 2006 C, 5% 12/15/31	10,000	10,098
Series 2009 A, 5% 2/15/34	14,500	14,522
Series A, 5% 2/15/39	19,705	19,435
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	6,000	6,457
5.75% 7/1/13 (AMBAC Insured)	3,000	3,229
Series C, 7.5% 7/1/10	1,410	1,441
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	2,193
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,877
(Cornell Univ. Proj.) Series 2009 A:
5% 7/1/22	1,730	1,920
5% 7/1/23	1,315	1,448
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	2,385	2,411
5.85% 8/1/40	9,500	9,662
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	13,000	14,008
5.5% 5/15/21 (AMBAC Insured)	10,000	10,679
5.5% 5/15/28	2,700	2,843
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	2,240	2,393
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/13	$ 1,930	$ 1,962
5% 7/1/14	2,510	2,534
Series 2007 A:
5% 7/1/10	1,000	1,011
5% 7/1/11	1,365	1,389
5% 7/1/12	1,530	1,560
(New York Univ. Proj.):
Series 1998 A, 5.75% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	12,603
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,264
Series 2001 2:
5.5% 7/1/17 (AMBAC Insured)	755	791
5.5% 7/1/19 (AMBAC Insured)	1,705	1,774
5.5% 7/1/20 (AMBAC Insured)	860	893
Series 2008 A, 5.25% 7/1/48	11,260	11,022
Series 2008 B, 5.25% 7/1/48	8,000	7,831
(North Shore Univ. Hosp. Proj.):
Series 2007 A:
5% 5/1/19	2,000	2,048
5% 5/1/21	1,315	1,301
Series 1998, 5.5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,566
(Orange Reg'l. Med. Ctr. Proj.) Series 2008:
5.5% 12/1/12	3,125	3,062
6.125% 12/1/29	1,000	795
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,825	11,433
Series 2002 E, 5.75% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,568
Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,811
Series 2002 I, 5.75% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500	541
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,915	18,750
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	7,000	7,541
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 8,855	$ 9,696
Series B, 7.5% 5/15/11	1,035	1,140
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,000	2,043
5.5% 3/1/39	2,500	2,485
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,261
5% 7/1/39	19,005	18,319
(Upstate Cmnty. Colleges Proj.) Series 2005 B, 5.5% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,090	11,100
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series 2003 A:
6% 7/1/14	1,095	1,131
6% 7/1/15	1,160	1,187
6% 7/1/16	1,230	1,250
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/16 (AMBAC Insured)	670	702
5.375% 7/1/17 (AMBAC Insured)	370	387
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (c)	630	642
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,260	32,595
Series 2002 B:
5.25%, tender 5/15/12 (a)	10,415	11,135
6% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,775	2,957
6% 10/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,888
6%, tender 5/15/12 (a)	11,000	11,980
Series 2005 B:
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,486
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,808
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,894
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,051
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002 B, 5.25% 6/15/16	$ 500	$ 549
Series 2002 D:
5% 6/15/20	9,000	9,502
5.125% 6/15/31	6,900	7,049
Series 2002 G, 5.25% 10/15/20	1,255	1,301
Series 2004 F, 5% 6/15/34	4,825	4,885
Series 2003 I, 5% 6/15/24	2,000	2,091
Series 2004 D, 5% 2/15/34	12,150	12,306
Series 2005 B, 5.5% 10/15/21	3,985	4,714
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 1996 C, 5.85% 7/15/15	30	30
Series A, 7% 6/15/12	190	190
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series 1993 B, 5.2% 5/15/14	1,115	1,239
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	10,000	10,013
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2002 A, 5.5% 11/15/26	13,575	14,038
Series 2009 A:
5.5% 11/15/39	10,400	10,611
5.625% 11/15/39	6,000	6,176
Series B, 5% 11/15/34	19,560	19,282
New York Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	10,000	10,148
Series 2003 A, 5.5% 11/15/19 (FGIC Insured)	5,000	5,386
Series 2003 B, 5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,171
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,198
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,056
Series 2007 B:
5% 11/15/26	8,185	8,166
5% 11/15/28	2,235	2,208
Series 2008 A, 5.25% 11/15/36	15,000	14,658
Series 2008 C, 6.5% 11/15/28	9,445	10,486
New York Pwr. Auth. Series 2000 A, 5.25% 11/15/40	25,860	25,924
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	$ 4,355	$ 4,608
New York State Dorm. Auth. Lease Rev. Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (a)	10,000	10,716
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2004 A, 4.875%, tender 1/4/10 (a)	4,750	4,750
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,835	1,933
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	2,792
5.25% 1/1/27	6,570	6,816
Series 2007 H:
5% 1/1/21	5,755	6,179
5% 1/1/25	13,000	13,515
5% 1/1/26	4,000	4,130
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B:
5% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,660	10,630
5.5% 4/1/20 (AMBAC Insured)	43,375	49,950
Series 2007 B, 5% 4/1/27	6,750	6,913
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A:
5.25% 3/15/24	4,180	4,491
5.25% 3/15/25	8,000	8,510
5.25% 3/15/26	12,080	12,765
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/15	6,200	6,690
New York Urban Dev. Corp. Correctional Youth Facilities Svc. Series 2002 A, 5.5%, tender 1/1/11 (a)	1,880	1,968
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	10,408
(State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,700
Series 2004 A2, 5.5% 3/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	23,000	26,316
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	6,480
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Urban Dev. Corp. Rev.: - continued
Series 2007 A:
5% 1/1/24 (FSA Insured)	$ 5,975	$ 6,237
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/10 (Escrowed to Maturity) (c)	95	99
7.5% 3/1/11 (Escrowed to Maturity) (c)	105	116
7.5% 3/1/16 (Escrowed to Maturity) (c)	90	119
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	1,184
7.5% 3/1/17 (Escrowed to Maturity) (c)	100	135
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,353
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,034
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,077
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.):
Series 2004 A, 5% 12/1/10	895	898
Series 2007 B, 5.25% 12/1/32	680	576
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,124
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series 2002 B, 6% 11/1/22	4,305	4,335
Taconic Hills Central School District at Craryville Series 2002, 5% 6/15/16 (FGIC Insured)	1,130	1,193
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,335
5.25% 6/1/22 (AMBAC Insured)	5,270	5,376
5.5% 6/1/14	3,330	3,334
5.5% 6/1/15	6,700	6,834
5.5% 6/1/16	17,500	17,810
5.5% 6/1/17	7,000	7,201
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,111
5.5% 6/1/19	4,600	4,809
Series 2003B 1C:
5.5% 6/1/14	5,000	5,005
5.5% 6/1/15	11,800	12,036
5.5% 6/1/17	5,700	5,864
5.5% 6/1/18	3,800	3,940
5.5% 6/1/19	13,620	14,238
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003B 1C:
5.5% 6/1/21	$ 12,070	$ 12,493
5.5% 6/1/22	9,700	9,995
Series 2003B C1:
5.5% 6/1/16	10,040	10,366
5.5% 6/1/20	16,000	16,652
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	1,705	1,749
(MTA Bridges and Tunnels Proj.):
Series 2006 A, 5% 11/15/31	4,375	4,417
Series 2007 A, 5% 11/15/27	6,410	6,656
Series 2008 A:
5% 11/15/37	13,000	12,902
5.25% 11/15/38	14,500	14,733
Series 2008 C, 5% 11/15/38	3,000	2,968
Series 2001 A:
5% 1/1/32	3,010	3,014
5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455	1,460
Series 2002 A, 5.25% 1/1/19	1,100	1,168
		1,548,458
New York & New Jersey - 3.2%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000	3,010
126th Series, 5.25% 5/15/37 (FGIC Insured) (b)	4,175	3,801
134th Series, 5% 1/15/39	10,000	9,939
136th Series, 5.25% 11/1/16 (b)	4,510	4,728
138th Series, 5% 12/1/13 (b)	4,500	4,763
141st Series:
5% 9/1/18 (b)	6,045	6,152
5% 9/1/21 (CIFG North America Insured) (b)	4,600	4,596
147th Series, 5% 10/15/17 (b)	5,000	5,214
85th Series, 5.375% 3/1/28	6,205	6,887
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,000	5,020
		54,110
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - 1.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	$ 3,000	$ 2,856
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/27	1,000	917
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,150	4,083
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,977
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,557
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,051
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,057
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	9,000	1,156
		17,654
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $1,628,969)	1,621,207
NET OTHER ASSETS - 2.8%	46,935
NET ASSETS - 100%	$ 1,668,142
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	33.9%
Special Tax	23.0%
Transportation	13.1%
Water & Sewer	9.9%
Education	7.9%
Others* (individually less than 5%)	12.2%
100.0%
*Includes net other assets
Income Tax Information
At January 31, 2009, the fund had a capital loss carryforward of approximately $426,000 all of which will expire on January 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,628,969)		$ 1,621,207
Cash		27,861
Receivable for fund shares sold		3,644
Interest receivable		19,007
Prepaid expenses		5
Receivable from investment adviser for expense reductions		1
Other receivables		7
Total assets		1,671,732

Liabilities
Payable for fund shares redeemed	$ 1,303
Distributions payable	1,360
Accrued management fee	505
Transfer agent fee payable	196
Distribution fees payable	32
Other affiliated payables	52
Other payables and accrued expenses	142
Total liabilities		3,590

Net Assets		$ 1,668,142
Net Assets consist of:
Paid in capital		$ 1,677,527
Undistributed net investment income		130
Accumulated undistributed net realized gain (loss) on investments		(1,753)
Net unrealized appreciation (depreciation) on investments		(7,762)
Net Assets		$ 1,668,142

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($27,864 ÷ 2,228.7 shares)	$ 12.50

Maximum offering price per share (100/96.00 of $12.50)	$ 13.02
Class T: Net Asset Value and redemption price per share ($8,676 ÷ 693.3 shares)	$ 12.51

Maximum offering price per share (100/96.00 of $12.51)	$ 13.03
Class B: Net Asset Value and offering price per share ($6,916 ÷ 553.3 shares)A	$ 12.50

Class C: Net Asset Value and offering price per share ($24,331 ÷ 1,946.1 shares)A	$ 12.50

New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,593,449 ÷ 127,414.4 shares)	$ 12.51

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,905.6 ÷ 552.7 shares)	$ 12.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended July 31, 2009 (Unaudited)

Investment Income
Interest		$ 34,611

Expenses
Management fee	$ 2,907
Transfer agent fees	571
Distribution fees	181
Accounting fees and expenses	148
Custodian fees and expenses	10
Independent trustees' compensation	3
Registration fees	72
Audit	29
Legal	3
Miscellaneous	119
Total expenses before reductions	4,043
Expense reductions	(15)	4,028
Net investment income		30,583
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,299)
Change in net unrealized appreciation (depreciation) on investment securities		31,013
Net gain (loss)		29,714
Net increase (decrease) in net assets resulting from operations		$ 60,297

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2009 (Unaudited)	Year ended January 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 30,583	$ 59,799
Net realized gain (loss)	(1,299)	(472)
Change in net unrealized appreciation (depreciation)	31,013	(70,422)
Net increase (decrease) in net assets resulting from operations	60,297	(11,095)
Distributions to shareholders from net investment income	(30,575)	(59,779)
Distributions to shareholders from net realized gain	-	(840)
Total distributions	(30,575)	(60,619)
Share transactions - net increase (decrease)	151,144	35,883
Redemption fees	16	62
Total increase (decrease) in net assets	180,882	(35,769)

Net Assets
Beginning of period	1,487,260	1,523,029
End of period (including undistributed net investment income of $130 and undistributed net investment income of $122, respectively)	$ 1,668,142	$ 1,487,260

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.27	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.24
Income from Investment Operations
Net investment income E	.224	.449	.446	.464	.483	.504
Net realized and unrealized gain (loss)	.230	(.521)	.134	.002	(.227)	.101
Total from investment operations	.454	(.072)	.580	.466	.256	.605
Distributions from net investment income	(.224)	(.451)	(.446)	(.464)	(.481)	(.507)
Distributions from net realized gain	-	(.007)	(.034)	(.112)	(.125)	(.178)
Total distributions	(.224)	(.458)	(.480)	(.576)	(.606)	(.685)
Redemption fees added to paid in capital E, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.50	$ 12.27	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Total Return B, C, D	3.73%	(.49)%	4.67%	3.72%	2.00%	4.72%
Ratios to Average Net Assets F
Expenses before reductions	.79% A	.75%	.73%	.66%	.67%	.68%
Expenses net of fee waivers, if any	.79% A	.75%	.73%	.66%	.67%	.68%
Expenses net of all reductions	.79% A	.74%	.70%	.63%	.64%	.67%
Net investment income	3.65% A	3.67%	3.52%	3.65%	3.73%	3.85%
Supplemental Data
Net assets, end of period (in millions)	$ 28	$ 21	$ 13	$ 11	$ 6	$ 6
Portfolio turnover rate	4% A	17%	13%	23%	28%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.28	$ 12.81	$ 12.71	$ 12.82	$ 13.16	$ 13.25
Income from Investment Operations
Net investment income E	.227	.452	.446	.455	.472	.494
Net realized and unrealized gain (loss)	.230	(.520)	.134	.001	(.217)	.090
Total from investment operations	.457	(.068)	.580	.456	.255	.584
Distributions from net investment income	(.227)	(.455)	(.446)	(.454)	(.470)	(.496)
Distributions from net realized gain	-	(.007)	(.034)	(.112)	(.125)	(.178)
Total distributions	(.227)	(.462)	(.480)	(.566)	(.595)	(.674)
Redemption fees added to paid in capital E, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.51	$ 12.28	$ 12.81	$ 12.71	$ 12.82	$ 13.16
Total Return B, C, D	3.75%	(.46)%	4.67%	3.64%	1.99%	4.55%
Ratios to Average Net Assets F
Expenses before reductions	.75% A	.72%	.72%	.74%	.75%	.76%
Expenses net of fee waivers, if any	.75% A	.72%	.72%	.74%	.75%	.76%
Expenses net of all reductions	.74% A	.71%	.70%	.71%	.72%	.75%
Net investment income	3.69% A	3.70%	3.53%	3.57%	3.65%	3.77%
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 8	$ 5	$ 4	$ 3	$ 2
Portfolio turnover rate	4% A	17%	13%	23%	28%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.26	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.24
Income from Investment Operations
Net investment income E	.183	.370	.358	.366	.384	.405
Net realized and unrealized gain (loss)	.241	(.533)	.134	.002	(.227)	.100
Total from investment operations	.424	(.163)	.492	.368	.157	.505
Distributions from net investment income	(.184)	(.370)	(.358)	(.366)	(.382)	(.407)
Distributions from net realized gain	-	(.007)	(.034)	(.112)	(.125)	(.178)
Total distributions	(.184)	(.377)	(.392)	(.478)	(.507)	(.585)
Redemption fees added to paid in capital E, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.50	$ 12.26	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Total Return B, C, D	3.48%	(1.23)%	3.95%	2.93%	1.22%	3.93%
Ratios to Average Net Assets F
Expenses before reductions	1.45% A	1.41%	1.42%	1.43%	1.43%	1.44%
Expenses net of fee waivers, if any	1.45% A	1.41%	1.42%	1.43%	1.43%	1.44%
Expenses net of all reductions	1.45% A	1.40%	1.40%	1.40%	1.41%	1.43%
Net investment income	2.99% A	3.01%	2.83%	2.88%	2.96%	3.09%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 7	$ 8	$ 9	$ 10	$ 10
Portfolio turnover rate	4% A	17%	13%	23%	28%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.27	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.24
Income from Investment Operations
Net investment income E	.177	.357	.347	.355	.373	.394
Net realized and unrealized gain (loss)	.230	(.522)	.134	.002	(.228)	.100
Total from investment operations	.407	(.165)	.481	.357	.145	.494
Distributions from net investment income	(.177)	(.358)	(.347)	(.355)	(.370)	(.396)
Distributions from net realized gain	-	(.007)	(.034)	(.112)	(.125)	(.178)
Total distributions	(.177)	(.365)	(.381)	(.467)	(.495)	(.574)
Redemption fees added to paid in capital E, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.50	$ 12.27	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Total Return B, C, D	3.34%	(1.24)%	3.86%	2.84%	1.14%	3.84%
Ratios to Average Net Assets F
Expenses before reductions	1.56% A	1.51%	1.51%	1.52%	1.52%	1.52%
Expenses net of fee waivers, if any	1.55% A	1.51%	1.51%	1.52%	1.52%	1.52%
Expenses net of all reductions	1.55% A	1.50%	1.48%	1.49%	1.49%	1.51%
Net investment income	2.89% A	2.91%	2.74%	2.79%	2.88%	3.01%
Supplemental Data
Net assets, end of period (in millions)	$ 24	$ 19	$ 16	$ 16	$ 20	$ 16
Portfolio turnover rate	4% A	17%	13%	23%	28%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - New York Municipal Income

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.27	$ 12.81	$ 12.71	$ 12.82	$ 13.16	$ 13.25
Income from Investment Operations
Net investment income D	.242	.486	.479	.488	.508	.530
Net realized and unrealized gain (loss)	.240	(.533)	.134	.001	(.217)	.091
Total from investment operations	.482	(.047)	.613	.489	.291	.621
Distributions from net investment income	(.242)	(.486)	(.479)	(.487)	(.506)	(.533)
Distributions from net realized gain	-	(.007)	(.034)	(.112)	(.125)	(.178)
Total distributions	(.242)	(.493)	(.513)	(.599)	(.631)	(.711)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 12.51	$ 12.27	$ 12.81	$ 12.71	$ 12.82	$ 13.16
Total Return B, C	3.97%	(.29)%	4.94%	3.91%	2.27%	4.84%
Ratios to Average Net Assets E
Expenses before reductions	.49% A	.47%	.47%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.49% A	.47%	.47%	.48%	.48%	.48%
Expenses net of all reductions	.49% A	.46%	.44%	.45%	.45%	.47%
Net investment income	3.94% A	3.95%	3.78%	3.83%	3.92%	4.05%
Supplemental Data
Net assets, end of period (in millions)	$ 1,593	$ 1,428	$ 1,480	$ 1,407	$ 1,411	$ 1,406
Portfolio turnover rate	4% A	17%	13%	23%	28%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.26	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.25
Income from Investment Operations
Net investment income D	.240	.479	.479	.487	.506	.523
Net realized and unrealized gain (loss)	.230	(.527)	.133	.002	(.227)	.092
Total from investment operations	.470	(.048)	.612	.489	.279	.615
Distributions from net investment income	(.240)	(.485)	(.478)	(.487)	(.504)	(.527)
Distributions from net realized gain	-	(.007)	(.034)	(.112)	(.125)	(.178)
Total distributions	(.240)	(.492)	(.512)	(.599)	(.629)	(.705)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 12.49	$ 12.26	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Total Return B, C	3.87%	(.29)%	4.94%	3.91%	2.18%	4.80%
Ratios to Average Net Assets E
Expenses before reductions	.53% A	.48%	.47%	.48%	.49%	.53%
Expenses net of fee waivers, if any	.53% A	.48%	.47%	.48%	.49%	.53%
Expenses net of all reductions	.53% A	.47%	.44%	.45%	.46%	.52%
Net investment income	3.91% A	3.94%	3.78%	3.83%	3.91%	4.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,906	$ 4,903	$ 1,995	$ 1,195	$ 898	$ 284
Portfolio turnover rate	4% A	17%	13%	23%	28%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund may be affected by economic and political developments in the state of New York.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, September 28, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of July 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For municipal securities, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation, and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 21,616
Unrealized depreciation	(29,269)
Net unrealized appreciation (depreciation)	$ (7,653)
Cost for federal income tax purposes	$ 1,628,860

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $150,177 and $27,204, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 29	$ 2
Class T	-%	.25%	10	-
Class B	.65%	.25%	31	22
Class C	.75%	.25%	111	32
			$ 181	$ 56

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12
Class T	2
Class B*	3
Class C*	1
$ 18

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 13.11
Class T	3.07
Class B	4.12
Class C	14.13
New York Municipal Income	534.07
Institutional Class	3.11
	$ 571

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class C	1.55%	$ 1

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $9 and $5, respectively.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2009	Year ended January 31, 2009
From net investment income
Class A	$ 425	$ 604
Class T	153	236
Class B	101	220
Class C	315	491
New York Municipal Income	29,473	58,103
Institutional Class	108	125
Total	$ 30,575	$ 59,779
From net realized gain
Class A	$ -	$ 8
Class T	-	3
Class B	-	4
Class C	-	8
New York Municipal Income	-	816
Institutional Class	-	1
Total	$ -	$ 840

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2009	Year ended January 31, 2009	Six months ended July 31, 2009	Year ended January 31, 2009
Class A
Shares sold	746	850	$ 9,269	$ 10,478
Reinvestment of distributions	25	37	305	457
Shares redeemed	(215)	(230)	(2,659)	(2,765)
Net increase (decrease)	556	657	$ 6,915	$ 8,170
Class T
Shares sold	124	389	$ 1,544	$ 4,807
Reinvestment of distributions	10	14	119	171
Shares redeemed	(74)	(123)	(928)	(1,491)
Net increase (decrease)	60	280	$ 735	$ 3,487
Class B
Shares sold	65	99	$ 815	$ 1,215
Reinvestment of distributions	5	12	62	149
Shares redeemed	(54)	(202)	(674)	(2,471)
Net increase (decrease)	16	(91)	$ 203	$ (1,107)
Class C
Shares sold	478	543	$ 5,921	$ 6,685
Reinvestment of distributions	13	21	159	251
Shares redeemed	(121)	(202)	(1,502)	(2,493)
Net increase (decrease)	370	362	$ 4,578	$ 4,443
New York Municipal Income
Shares sold	18,318	38,599	$ 227,151	$ 474,128
Reinvestment of distributions	1,778	3,497	22,047	42,806
Shares redeemed	(9,073)	(41,257)	(112,390)	(499,022)
Net increase (decrease)	11,023	839	$ 136,808	$ 17,912
Institutional Class
Shares sold	222	353	$ 2,759	$ 4,299
Reinvestment of distributions	4	4	43	47
Shares redeemed	(73)	(113)	(897)	(1,368)
Net increase (decrease)	153	244	$ 1,905	$ 2,978

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

9. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	804,985,566.37	93.917
Withheld	52,140,231.84	6.083
TOTAL	857,125,798.21	100.000
Albert R. Gamper, Jr.
Affirmative	803,305,223.52	93.721
Withheld	53,820,574.69	6.279
TOTAL	857,125,798.21	100.000
Abigail P. Johnson
Affirmative	806,136,732.59	94.051
Withheld	50,989,065.62	5.949
TOTAL	857,125,798.21	100.000
Arthur E. Johnson
Affirmative	805,065,419.50	93.926
Withheld	52,060,378.71	6.074
TOTAL	857,125,798.21	100.000
Michael E. Kenneally
Affirmative	807,527,357.13	94.213
Withheld	49,598,441.08	5.787
TOTAL	857,125,798.21	100.000
James H. Keyes
Affirmative	804,877,830.47	93.904
Withheld	52,247,967.74	6.096
TOTAL	857,125,798.21	100.000
Marie L. Knowles
Affirmative	802,464,417.87	93.623
Withheld	54,661,380.34	6.377
TOTAL	857,125,798.21	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	801,765,212.78	93.541
Withheld	55,360,585.43	6.459
TOTAL	857,125,798.21	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	598,482,451.32	69.824
Against	102,367,215.94	11.943
Abstain	54,192,165.27	6.323
Broker Non-Votes	102,083,965.68	11.910
TOTAL	857,125,798.21	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York Municipal Income Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASNMI-USAN-0909
1.789729.107

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity New York Municipal Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 9, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 9, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 9, 2009